Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2021 ₽ / ₸	Dec. 31, 2021 ₽ / ₸ ₽ / MDL	Dec. 31, 2021 ₽ / ₸ ₽ / $	Dec. 31, 2021 ₽ / ₸ ₽ / €	Dec. 31, 2021 ₽ / ₸ ₽ / Br	Dec. 31, 2020 ₽ / ₸	Dec. 31, 2020 ₽ / MDL ₽ / ₸	Dec. 31, 2020 ₽ / $ ₽ / ₸	Dec. 31, 2020 ₽ / € ₽ / ₸	Dec. 31, 2020 ₽ / Br ₽ / ₸	Dec. 31, 2021 ₽ / MDL	Dec. 31, 2021 ₽ / $	Dec. 31, 2021 ₽ / €	Dec. 31, 2021 ₽ / Br	Dec. 31, 2020 ₽ / MDL	Dec. 31, 2020 ₽ / $	Dec. 31, 2020 ₽ / €	Dec. 31, 2020 ₽ / Br
Summary of significant accounting policies
Average exchange rate	0.172630	4.16625	73.6541	87.1877	29.0198	0.174138	4.17510	72.1464	82.4481	29.5855
Exchange rates	0.169000	0.169000	0.169000	0.169000	0.169000	0.175481	0.175481	0.175481	0.175481	0.175481	4.18550	74.2926	84.0695	29.1458	4.29635	73.8757	90.6824	28.6018